Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Due from Related Parties

Due from related parties consists of the following:

Name	Related party relationship	December 31, 2024	December 31, 2023
Zhaohui Chen	Director of Shanghai TD Manufacturing	$9,962	$13,354
Yun Zhang	Director of Shanghai TD Installation	548	4,207
Qi Qin	Supervisor of Shanghai TD Manufacturing in 2021	4,795	5,365
Shanghai Muling Industry Co., LTD	An entity controlled by Jiling Cheng	1,189,492	1,399,282
Bin Lu	Principal shareholder, Director, Juridical person	-	15,530
Zhejiang Xinghang Precision Machinery Co., LTD	An entity controlled by Jiling Cheng	-	1,238,751
Shanghai Huafeng Investment Holding Co., LTD	An entity controlled by Zixuan Chen	-	387
Total due from related parties		$1,204,797	$2,676,876

Due to related parties consists of the following:

Name	Related party relationship	December 31, 2024	December 31, 2023
Yue Xu	Director of Shanghai TD Installation	$-	$3,023
Jiling Cheng	Supervisor of Shanghai TD Parking and Shanghai TP Parking	3,669	34,112
Zhejiang Xinghang Precision Machinery Co., LTD	An entity controlled by Jiling Cheng	46,580	-
Shanghai Liqing Information Technology Co. LTD	An entity controlled by Zixuan Chen	5,480	-
Bin Lu	Principal shareholder, Director, Juridical person, Chief Executive Officer.	47,091	117,403
Zhaohui Chen	Director of Shanghai TD Manufacturing	-	3,086
Total due to related parties		$102,820	$157,624

Revenue from related parties:

Name	Related party relationship	December 31, 2024	December 31, 2023
Zhejiang Xinghang Precision Machinery Co., LTD	An entity controlled by Jiling Cheng	$1,233,073	4,113,760
Shanghai Muling Industry Co., LTD	An entity controlled by Jiling Cheng	7,439,113	-
Total revenue from related parties		$8,672,186	4,113,760